Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Other Assets and Liabilities
Other assets and liabilities as of December 31, 2023 and December 31, 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Other assets
Advance payments	￦	217,997	217,679
Prepaid expenses		146,628	170,544
Contract cost		1,727,468	1,738,164
Contract assets		832,520	800,806
Others		15,237	18,929
Less: Non-current		(827,297)	(843,991)

Current	￦	2,112,553	2,102,131

Other liabilities
Advances received	￦	682,880	1,303,288
Withholdings		159,080	154,355
Unearned revenue		27,392	38,327
Lease liabilities		1,179,909	1,059,453
Contract liabilities		278,749	273,320
Others		30,848	31,203
Less: Non-current		(950,015)	(782,520)

Current	￦	1,408,843	2,077,426